Operating leases (Details) - Schedule of operating lease cost reported in the consolidated statements of comprehensive loss	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Operating Lease Cost Reported in the Consolidated Statements of Comprehensive Loss [Abstractt]
Operating lease cost	$ 19,199
Short-term lease cost	24,967
Total	$ 44,166